Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets
Schedule of intangible assets

	December 31, 2012			December 31, 2011
	Cost	Accumulated Amortization	Net	Cost	Accumulated Amortization	Net
		(In thousands)			(In thousands)
Technology*	$11,012	$(11,012)	$—	$11,012	$(10,923)	$89
Software*	1,844	(1,844)	—	1,844	(1,844)	—
Other	775	(94)	681	775	(49)	726
Total	$13,631	$(12,950)	$681	$13,631	$(12,816)	$815

*                 Intangible assets are amortized over the estimated useful lives in the range of two to ten years.

Schedule of estimated amortization expenses
Year Ended December 31,	(In thousands)
2013	$45
2014	45
2015	45
2016	45
Thereafter	179
Total expected amortization expense	$359